SCHEDULE OF NET OPERATING LOSS CARRYFORWARDS (Details)	Dec. 31, 2025 USD ($)
Tax Credit Carryforward [Line Items]
Total	$ 25,021,110
Tax Year 2025 [Member]
Tax Credit Carryforward [Line Items]
Total	589,137
Tax Year 2026 [Member]
Tax Credit Carryforward [Line Items]
Total	3,901,196
Tax Year 2027 [Member]
Tax Credit Carryforward [Line Items]
Total	4,079,582
Tax Year 2028 [Member]
Tax Credit Carryforward [Line Items]
Total	8,518,300
Tax Year 2029 [Member]
Tax Credit Carryforward [Line Items]
Total	$ 7,932,895